BENEFIT PLANS	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Benefit Plans
BENEFIT PLANS
Qualified and Non-qualified Defined Benefit Plans
Retirement Plans (collectively, the "Defined Benefit Plans")
The Company sponsors a non-contributory qualified defined benefit cash balance retirement plan (the "Pension Plan") for the benefit of non-union employees of Cablevision, as well as certain employees covered by a collective bargaining agreement in Brooklyn.
The Company maintains an unfunded non-contributory non-qualified defined benefit excess cash balance plan ("Excess Cash Balance Plan") covering certain current and former employees of Cablevision who participate in the Pension Plan. The Company also maintained an additional unfunded non-contributory, non-qualified defined benefit plan ("CSC Supplemental Benefit Plan") for the benefit of certain former officers and employees of Cablevision which provided that, upon retiring on or after normal retirement age, a participant receives a benefit equal to a specified percentage of the participant's average compensation, as defined.  All participants were 100% vested in the CSC Supplemental Benefit Plan.  The benefits related to the CSC Supplemental Plan were paid to participants in January 2017 and the plan was terminated.
Cablevision's Pension Plan and the Excess Cash Balance Plan are frozen and no employee of Cablevision who was not already a participant could participate in the plans and no further annual Pay Credits (a certain percentage of employees' eligible pay) are made.  Existing account balances under the plans continue to be credited with monthly interest in accordance with the terms of the plans.
Plan Results for Defined Benefit Plans
Summarized below is the funded status and the amounts recorded on the Company's consolidated balance sheets for all of the Company's Defined Benefit Plans at December 31, 2017 and 2016:

	December 31,
	2017	2016
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$382,517	$403,963
Interest cost	11,786	14,077
Actuarial loss (gain)	13,171	(11,429)
Curtailments	6,332	3,968
Settlements	6,910	—
Benefits paid	(121,650)	(28,062)
Projected benefit obligation at end of year	299,066	382,517

Change in plan assets:
Fair value of plan assets at beginning of year	284,118	297,846
Actual return on plan assets, net	6,356	5,829
Employer contributions	26,944	8,505
Benefits paid	(121,650)	(28,062)
Fair value of plan assets at end of year	195,768	284,118
Unfunded status at end of year	$(103,298)	$(98,399)

The accumulated benefit obligation for the Company's Defined Benefit Plans aggregated $299,066 and $382,517 at December 31, 2017 and 2016.
The Company's net funded status relating to its Defined Benefit Plans at December 31, 2017 and 2016, is as follows:

	December 31,
	2017	2016
Defined Benefit Plans	$(103,298)	$(98,399)
Less: Current portion related to nonqualified plans	135	14,293
Long-term defined benefit plan obligations	$(103,163)	$(84,106)

Components of the benefit costs, recorded in other income (expense), net, for the Defined Benefit Plans for the years ended December 31, 2017 and 2016, is as follows:

	Years Ended December 31,
	2017	2016
Interest cost	$11,786	$6,946
Expected return on plan assets, net	(4,905)	(3,880)
Curtailment loss	3,137	231
Settlement loss (income) (reclassified from accumulated other comprehensive loss) (a)	1,845	(154)
Non-operating pension costs	$11,863	$3,143

(a)
As a result of benefit payments to terminated or retired individuals exceeding the service and interest costs for the Pension Plan and the Excess Cash Balance Pension Plan during the year ended December 31, 2017 and during the period June 21, 2016 through December 31, 2016, the Company recognized a non-cash settlement loss that represented the acceleration of the recognition of a portion of the previously unrecognized actuarial losses recorded in accumulated other comprehensive loss on the Company’s consolidated balance sheet relating to these plans.

Plan Assumptions for Defined Benefit Plans
Weighted-average assumptions used to determine pension costs (made at the beginning of the year) and benefit obligations (made at the end of the year) for the Defined Benefit Plans are as follows:

	Benefit Costs		Benefit Obligations at December 31,
	For the Year Ended December 31, 2017	For the Period June 21, 2016 to December 31, 2016	2017	2016
Discount rate (a)	3.69%	3.53%	3.50%	3.81%
Rate of increase in future compensation levels	—%	—%	—%	—%
Expected rate of return on plan assets (Pension Plan only)	3.90%	3.97%	N/A	N/A

(a)
The discount rate of 3.53% for the period June 21, 2016 through December 31, 2016, represents the average of the quarterly discount rates used to remeasure the Company's projected benefit obligation and benefit costs in connection with the recognition of settlement losses discussed above.

The discount rate used by the Company in calculating the benefit costs for the Cash Balance Plan and the Excess Cash Balance Plan was determined based on the expected future benefit payments for the plans and from the Towers Watson U.S. Rate Link: 40-90 Discount Rate Model. The model was developed by examining the yields on selected highly rated corporate bonds.
The Company's expected long-term return on Pension Plan assets is based on a periodic review and modeling of the plan's asset allocation structure over a long-term horizon.  Expectations of returns and risk for each asset class are the most important of the assumptions used in the review and modeling and are based on comprehensive reviews of historical data, forward looking economic outlook, and economic/financial market theory.  The expected long-term rate of return was chosen as a best estimate and was determined by (a) historical real returns, net of inflation, for the asset classes covered by the investment policy, and (b) projections of inflation over the long-term period during which benefits are payable to plan participants.
Pension Plan Assets and Investment Policy
The weighted average asset allocations of the Pension Plan at December 31, 2017 and 2016 were as follows:

	Plan Assets at December 31,
	2017	2016
Asset Class:
Mutual funds	32%	43%
Fixed income securities	66	55
Cash equivalents and other	2	2
	100%	100%

The Pension Plan's investment objectives reflect an overall low risk tolerance to stock market volatility.  This strategy allows for the Pension Plan to invest in portfolios that would obtain a rate of return throughout economic cycles, commensurate with the investment risk and cash flow needs of the Pension Plan. The investments held in the Pension Plan are readily marketable and can be sold to fund benefit payment obligations of the plan as they become payable.
Investment allocation decisions are formally made by the Company's Benefit Committee, which takes into account investment advice provided by its external investment consultant.  The investment consultant takes into account expected long-term risk, return, correlation, and other prudent investment assumptions when recommending asset classes and investment managers to the Company's Benefit Committee. The major categories of the Pension Plan assets are cash equivalents and bonds which are marked-to-market on a daily basis.  Due to the Pension Plan's significant holdings in long-term government and non-government fixed income securities, the Pension Plan's assets are subjected to interest rate risk; specifically, a rising interest rate environment. Consequently, an increase in interest rates may cause a decrease to the overall liability of the Pension Plan thus creating a hedge against rising interest rates. In addition, a portion of the Pension Plan's bond portfolio is invested in foreign debt securities where there could be foreign currency risks associated with them, as well as in non-government securities which are subject to credit risk of the bond issuer defaulting on interest and/or principal payments.
Investments at Estimated Fair Value
The fair values of the assets of the Pension Plan at December 31, 2017 by asset class are as follows:

Asset Class	Level I	Level II	Level III	Total

Mutual funds	$61,833	$—	$—	$61,833
Fixed income securities held in a portfolio:
Foreign issued corporate debt	—	10,721	—	10,721
U.S. corporate debt	—	39,992	—	39,992
Government debt	—	4,645	—	4,645
U.S. Treasury securities	—	62,601	—	62,601
Asset-backed securities	—	10,978	—	10,978
Other	—	—	—	—
Cash equivalents (a)	6,691	2,782	—	9,473
Total (b)	$68,524	$131,719	$—	$200,243

(a)	A significant portion represents an investment in a short-term investment fund that invests primarily in securities of high quality and low risk.

(b)	Excludes cash and net payables relating to the purchase of securities that were not settled as of December 31, 2017.
The fair values of the assets of the Pension Plan at December 31, 2016 by asset class are as follows:

Asset Class	Level I	Level II	Level III	Total

Mutual funds	$121,356	$—	$—	$121,356
Fixed income securities held in a portfolio:
Foreign issued corporate debt	—	13,583	—	13,583
U.S. corporate debt	—	48,046	—	48,046
Government debt	—	4,810	—	4,810
U.S. Treasury securities	—	77,285	—	77,285
Asset-backed securities	—	14,065	—	14,065
Other	—	247	—	247
Cash equivalents (a)	2,593	3,089	—	5,682
Total (b)	$123,949	$161,125	$—	$285,074

(a)	A significant portion represents an investment in a short-term investment fund that invests primarily in securities of high quality and low risk.

(b)	Excludes cash and net payables relating to the purchase of securities that were not settled as of December 31, 2016.
The fair values of mutual funds and cash equivalents were derived from quoted market prices that the Pension Plan administrator has the ability to access.
The fair values of corporate and government debt, treasury securities and asset-back securities were derived from bids received from a vendor or broker not available in an active market that the Pension Plan administrator has the ability to access.
Benefit Payments and Contributions for Defined Benefit Plans
The following benefit payments are expected to be paid during the periods indicated:

2018	$96,482
2019	18,960
2020	14,052
2021	13,282
2022	13,792
2023-2027	69,369

The Company currently expects to contribute approximately $18,000 to the Pension Plan in 2018.
Defined Contribution Plans
The Company maintains the Cablevision 401(k) Savings Plan, a contributory qualified defined contribution plan for the benefit of non-union employees of Cablevision.  Participants can contribute a percentage of eligible annual compensation and the Company will make a matching cash contribution or discretionary contribution, as defined in the plan.  In addition, the Company maintains an unfunded non-qualified excess savings plan which was frozen on January 1, 2017 for which the Company provided a matching contribution similar to the Cablevision 401(k) Savings Plan.  Applicable employees of the Company were eligible for an enhanced employer matching contribution, as well as a year-end employer discretionary contribution to the Cablevision 401(k) Savings Plan and the Cablevision Excess Savings Plan.
Through September 30, 2017, the Company also maintained a 401(k) plan for employees of Cequel. Cequel employees that qualified for participation were able to contribute a percentage of eligible annual compensation and the Company would make a matching cash contribution, as defined in the plan. During the fourth quarter of 2017, the Suddenlink 401(k) plan assets were transferred to the Cablevision 401(k) Savings Plan and the plan was renamed the Altice USA 401(k) Savings Plan.
The cost associated with these plans (including the enhanced employer matching and discretionary contributions on 2016) was $27,577 and $28,501 for the years ended December 31, 2017 and 2016, respectively.